Schedule of Investments (unaudited) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.6%
Alabama Federal Aid Highway Finance Authority, RB, Series A, 5.00%, 09/01/27(a)	$7,485	$9,265,771
Alabama Public School and College Authority, Refunding RB, Series A, 5.00%, 11/01/30	11,900	15,623,082
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	11,496,640
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,352,892
Series A, 5.00%, 07/01/32	1,150	1,407,872
Series A, 5.00%, 07/01/33	1,600	1,950,078
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(b)	8,930	10,810,917
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB(c)
Series B, Senior Lien, (AGM), 0.00%, 10/01/31	7,375	4,621,463
Series B, Senior Lien, (AGM), 0.00%, 10/01/32	6,295	3,661,701
Series B, Senior Lien, (AGM), 0.00%, 10/01/33	1,275	691,072
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/33	1,010	1,206,183
Series A, 5.00%, 12/01/34	1,380	1,641,560
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,316,064
(AGM), 5.00%, 11/01/30	2,000	2,379,076

		67,424,371

Arizona — 1.9%
Arizona Health Facilities Authority, Refunding RB
Series A, 5.00%, 02/01/34	6,340	6,411,141
Series B, 5.00%, 02/01/33	1,810	1,911,065
Arizona Industrial Development Authority, RB(d)
4.00%, 07/01/29	705	769,831
4.50%, 07/01/29	765	803,010
4.00%, 07/01/30	685	728,501
Series A, 4.00%, 07/01/29	4,135	4,287,838
Industrial Development Authority of the City of Phoenix, RB
6.00%, 07/01/23(e)	190	202,765
Series A, 4.50%, 07/01/22	105	107,248
Series A, 5.75%, 07/01/24(d)	475	510,036
Series A, 5.00%, 07/01/33	1,000	1,016,637
Industrial Development Authority of the County of Pima, Refunding RB, Series A, 4.00%, 09/01/29	6,000	6,264,558
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(d)	855	954,058
Series A, 5.00%, 01/01/31	10,000	12,039,700

		36,006,388

California — 8.2%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(c)	10,530	8,731,244
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,983,024
Series A, 5.00%, 11/15/33	1,855	2,294,116
California Housing Finance, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,724	4,307,360

Security	Par (000)	Value

California (continued)
California Infrastructure & Economic Development Bank, RB, Series D, 0.39%, 08/01/47(b)	$2,675	$2,686,358
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,760,496
California Municipal Finance Authority, RB, 4.00%, 10/01/33	2,500	2,646,465
California Municipal Finance Authority, RB, S/F Housing, Series A, 5.00%, 08/15/30	1,000	1,082,613
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,446,178
Series A, 5.00%, 07/01/31	1,050	1,263,775
California School Finance Authority, RB(d)
5.00%, 06/01/30	565	638,265
Series A, 5.00%, 06/01/29	290	321,161
Series A, 4.00%, 06/01/31	265	288,003
Series A, 5.00%, 06/01/32	1,100	1,245,241
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,457,960
Series A, AMT, 5.00%, 05/15/32	1,800	2,184,613
Series A, AMT, 5.00%, 05/15/33	675	818,311
Series A, AMT, 5.00%, 05/15/34	1,650	1,998,033
Compton Unified School District, GO, CAB(c)
Series B, (BAM), 0.00%, 06/01/33	1,000	759,697
Series B, (BAM), 0.00%, 06/01/34	1,125	822,349
Series B, (BAM), 0.00%, 06/01/35	1,000	703,395
Series B, (BAM), 0.00%, 06/01/36	1,000	678,386
El Camino Community College District Foundation, GO, CAB(c)
Series C, 0.00%, 08/01/30	9,090	7,898,474
Series C, 0.00%, 08/01/31	12,465	10,539,681
Series C, 0.00%, 08/01/32	17,435	14,338,823
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/29	14,500	17,418,835
Los Angeles Regional Airports Improvement Corp., Refunding RB, AMT, 5.00%, 01/01/32	4,110	4,141,236
Los Angeles Unified School District, GO, Series A, 4.00%, 07/01/33	3,000	3,347,877
Monterey Peninsula Community College District, Refunding GO, CAB(c)
0.00%, 08/01/30	3,500	2,863,773
0.00%, 08/01/31	5,940	4,674,857
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,350	2,940,936
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	602,404
Series A, AMT, 5.00%, 03/01/31	1,500	1,795,780
Series A, AMT, 5.00%, 03/01/32	1,000	1,202,662
Series A, AMT, 5.00%, 03/01/33	975	1,171,616
Series A, AMT, 5.00%, 03/01/34	1,250	1,500,751
Series A, AMT, 5.00%, 03/01/35	2,000	2,399,266
Poway Unified School District, GO(c)
Series A, 0.00%, 08/01/30	10,000	8,685,090
Series A, 0.00%, 08/01/32	12,500	10,256,000
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,212,450
State of California, Refunding GO, 5.00%, 08/01/30	10,000	12,288,540
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	820,406

		153,216,500

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 3.4%
Central Platte Valley Metropolitan District, GO
Series A, 5.13%, 12/01/29	$700	$752,844
Series A, 5.50%, 12/01/29	750	812,363
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/33	25,000	30,623,525
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/30(c)	1,000	819,663
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(d)	1,185	1,230,636
Colorado Health Facilities Authority, Refunding RB 4.00%, 05/15/26(a)	2,860	3,294,520
Series A, 5.00%, 12/01/22(a)	3,000	3,156,660
Series A, 4.00%, 08/01/37	3,000	3,452,478
E-470 Public Highway Authority, Refunding RB, Series B, 0.38%, 09/01/39(b)	1,475	1,471,206
Park Creek Metropolitan District, Refunding RB
Series A, Senior Lien, 5.00%, 12/01/27	1,500	1,740,729
Series A, Senior Lien, 5.00%, 12/01/28	1,500	1,738,723
Series A, Senior Lien, 5.00%, 12/01/30	1,350	1,561,306
Series A, Senior Lien, 5.00%, 12/01/31	1,500	1,733,139
Plaza Metropolitan District No.1, Refunding TA(d)
4.00%, 12/01/23	1,000	1,023,139
4.10%, 12/01/24	5,080	5,198,090
4.20%, 12/01/25	5,280	5,401,387
Tallyn’s Reach Metropolitan District No.3, GO, 5.00%, 12/01/23(a)	502	551,459

		64,561,867

Connecticut — 1.0%
Capital Region Development Authority, Refunding RB
(SAP), 5.00%, 06/15/30	1,095	1,350,180
(SAP), 5.00%, 06/15/31	1,125	1,381,893
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(d)	370	409,962
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series 2015-A, 0.38%, 07/01/35(b)	5,005	4,989,009
Series G-1, 5.00%, 07/01/27(d)	225	265,511
Series G-1, 5.00%, 07/01/28(d)	300	360,825
Series G-1, 5.00%, 07/01/29(d)	300	367,101
Series G-1, 5.00%, 07/01/30(d)	300	365,004
Series G-1, 5.00%, 07/01/32(d)	425	511,667
Series G-1, 5.00%, 07/01/34(d)	355	423,722
Series I-1, 5.00%, 07/01/35	400	477,771
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	8,635,998

		19,538,643

Delaware — 0.8%
County of Kent Delaware, RB
Series A, 4.00%, 07/01/22.	230	233,832
Series A, 5.00%, 07/01/24	705	766,089
Series A, 5.00%, 07/01/25	805	897,390
Series A, 5.00%, 07/01/26	850	969,020
Series A, 5.00%, 07/01/27	890	1,035,044
Series A, 5.00%, 07/01/28	935	1,095,240
Delaware State Economic Development Authority, Refunding RB(b) Series A, 1.25%, 10/01/45	6,035	6,092,224

Security	Par (000)	Value

Delaware (continued)
Delaware State Economic Development Authority, Refunding RB(b) (continued)
Series B, 1.25%, 10/01/40	$500	$504,730
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,250	1,413,688
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,594,374

		15,601,631

District of Columbia — 0.9%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(a)	1,700	1,858,688
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	12,325	15,681,455

		17,540,143

Florida — 7.5%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,249,606
Capital Trust Agency, Inc., RB(d)
Series A, 4.00%, 06/15/29	1,790	1,897,602
Series A-1, 3.38%, 07/01/31	1,810	1,952,150
Central Florida Expressway Authority, Refunding RB
Senior Lien, 5.00%, 07/01/32	1,610	1,994,169
Senior Lien, 5.00%, 07/01/33	2,750	3,394,682
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	4,500,191
City of Tampa Florida, Refunding RB, Series A, 4.00%, 09/01/33	10,000	10,299,290
County of Broward Florida, RB
Series A, AMT, (AGM), 5.00%, 04/01/30	600	638,091
Series A, AMT, (AGM), 5.00%, 04/01/33	740	786,457
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 5.00%, 10/01/27	5,000	6,176,305
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	7,616,391
County of Palm Beach Florida, RB, 5.00%, 04/01/29(d)	1,000	1,139,370
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(c)
Series B, 0.00%, 06/01/30	2,000	1,728,528
Series B, 0.00%, 06/01/31	1,295	1,088,034
Series B, 0.00%, 06/01/32	2,495	2,038,213
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,261,384
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(d)	7,430	7,918,381
Florida Development Finance Corp., Refunding RB
4.00%, 06/01/24	105	110,865
4.00%, 06/01/25	100	107,213
4.00%, 06/01/26	110	119,218
4.00%, 09/15/30(d)	470	502,488
Jacksonville Port Authority, Refunding ARB, AMT, 4.50%, 11/01/22(a)	9,445	9,843,560
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(d)	540	555,420

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	$375	$390,189
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	1,017,929
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,123,547
Orange County Convention Center/Orlando, Refunding RB, 5.00%, 10/01/30	11,470	14,854,212
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 05/15/31	410	485,200
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	16,805	19,871,308
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(a)	3,825	4,126,838
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	1,061,401
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	10,585,665
St. Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/28	200	225,848
4.00%, 12/15/29	215	244,016
4.00%, 12/15/30	195	220,514
4.00%, 12/15/31	205	231,103
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	520	549,049
Village Community Development District No.10, SAB
4.50%, 05/01/23	765	772,864
5.00%, 05/01/32	5,055	5,102,653
Village Community Development District No.5, Refunding SAB
3.50%, 05/01/28	4,980	5,192,033
4.00%, 05/01/33	965	1,011,883
4.00%, 05/01/34	2,110	2,211,573
Village Community Development District No.6, Refunding SAB, 4.00%, 05/01/29	5,225	5,295,130

		141,490,563

Georgia — 2.0%
Georgia Ports Authority RB, 5.00%, 07/01/30(f)	1,175	1,530,794
Main Street Natural Gas, Inc. RB, Series C, 4.00%, 05/01/52(b)	5,360	6,259,467
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,554,804
Series A, 5.00%, 05/15/30	8,000	9,922,992
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	9,654,680
Municipal Electric Authority of Georgia, Refunding RB
Series A, 5.00%, 01/01/29	2,000	2,492,668
Series A, 5.00%, 01/01/30	1,905	2,407,638
Series A, Subordinate, 5.00%, 01/01/29	1,200	1,495,601
Series A, Subordinate, 5.00%, 01/01/30	1,250	1,579,815

		36,898,459

Guam — 0.2%
Territory of Guam, Refunding RB Series A, 5.00%, 11/01/30	500	635,932

Security	Par (000)	Value

Guam (continued)
Territory of Guam, Refunding RB (continued)
Series F, 5.00%, 01/01/30	$1,160	$1,437,712
Series F, 5.00%, 01/01/31	1,250	1,573,970

		3,647,614

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(d)	185	207,771

Illinois — 14.2%
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/22	14,830	15,524,771
Series C, 5.00%, 12/01/30	7,025	8,305,868
Series F, 5.00%, 12/01/22	4,760	4,983,001
Chicago Housing Authority, RB, M/F Housing
Series A, (HUD SEC 8), 5.00%, 01/01/33	3,000	3,535,224
Series A, (HUD SEC 8), 5.00%, 01/01/35	1,500	1,752,711
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/33	5,000	5,441,070
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/27	5,000	5,029,255
Series B, Senior Lien, 5.00%, 01/01/33	6,000	7,180,914
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/26	3,000	3,565,426
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 01/01/30	730	783,240
City of Chicago Illinois Wastewater Transmission Revenue, RB
2nd Lien, 4.00%, 01/01/31	10,375	10,426,875
2nd Lien, 4.00%, 01/01/32	10,790	10,843,820
2nd Lien, 4.00%, 01/01/33	11,220	11,275,842
2nd Lien, 4.00%, 01/01/35	9,135	9,180,081
City of St. Charles Illinois, Refunding GO
4.00%, 12/01/30	1,620	1,683,156
4.00%, 12/01/31	1,715	1,781,501
County of Cook Illinois, Refunding GO, Series C, 4.00%, 11/15/29	19,750	20,485,984
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 11/01/24	425	445,911
Series A, 5.00%, 11/01/26	460	514,973
Series A, 5.00%, 11/01/28	1,745	1,987,546
Series A, 5.00%, 11/01/29	1,840	2,091,660
Series A, 5.00%, 10/01/30	1,000	1,193,083
Series A, 5.00%, 11/01/30	1,935	2,194,514
Series A, 5.00%, 11/15/31	8,415	9,611,613
Series A, 4.00%, 10/01/32	1,000	1,131,729
Series A, 5.00%, 11/15/32	2,075	2,367,616
Series A, 4.00%, 02/01/33	11,000	11,495,979
Series A, 5.00%, 11/15/33	2,125	2,422,122
Series B, 5.00%, 08/15/30	3,205	3,843,266
Series B, 0.74%, 05/01/42(b)	1,750	1,764,303
Series C, 5.00%, 02/15/30	12,000	14,562,564
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	22,569,440
Kane McHenry Cook & De Kalb Counties Unit School District No.300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	7,623,480

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	$1,200	$1,451,645
5.00%, 12/15/30	1,385	1,666,602
State of Illinois, GO
Series A, 5.00%, 12/01/28	9,950	11,894,419
Series A, 5.00%, 03/01/32	1,500	1,899,795
Series A, 4.00%, 03/01/41	335	375,675
Series D, 5.00%, 11/01/28	10,805	12,891,273
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/30	7,000	8,435,812
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(d)	370	386,321
Winnebago & Boone Counties School District No.205 Rockford, GO
4.00%, 02/01/29	9,080	9,486,403
4.00%, 02/01/30	9,835	10,272,677

		266,359,160

Indiana — 2.7%
City of Indianapolis Department of Public Utilities Water System Revenue, Refunding RB, Series A, 1st Lien, 5.00%, 10/01/35	10,000	12,437,230
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	800	845,276
City of Whiting Indiana, RB, Series A, AMT, 5.00%, 03/01/46(b)	5,500	5,830,132
Indiana Finance Authority Refunding RB, 0.34%, 03/01/39(b)	1,090	1,090,000
Indiana Finance Authority, Refunding RB
Series A, 4.00%, 05/01/23(a)	22,565	23,787,865
Series A, 4.13%, 12/01/26	3,665	4,002,213
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,186,120
5.00%, 07/01/33	1,400	1,658,769

		50,837,605

Iowa — 2.3%
Iowa Finance Authority, RB, AMT, 1.50%, 01/01/42(b)	2,750	2,774,376
Iowa Finance Authority, Refunding RB, 5.25%, 12/01/25	13,345	14,520,561
PEFA, Inc., RB, 5.00%, 09/01/49(b)	21,415	25,226,142

		42,521,079

Kansas — 0.1%
City of Shawnee Kansas, RB, 4.00%, 08/01/31(d)	500	515,964
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,585,322

		2,101,286

Kentucky — 0.6%
Kentucky Public Transportation Infrastructure Authority, RB, CAB
Series B, 0.00%, 07/01/30(c)	1,230	935,394
Series C, Convertible, 0.00%, 07/01/33(g)	1,500	1,835,221
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	8,673,634

		11,444,249

Louisiana — 2.4%
City of Ruston Louisiana, RB (AGM), 5.00%, 06/01/29	1,060	1,245,542

Security	Par (000)	Value

Louisiana (continued)
City of Ruston Louisiana, RB (continued)
(AGM), 5.00%, 06/01/30	$1,000	$1,173,890
(AGM), 5.00%, 06/01/31	1,020	1,196,099
(AGM), 5.00%, 06/01/32	1,225	1,435,107
Louisiana Local Government Environmental Facilities & Community Development Auth, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,264,261
Louisiana Public Facilities Authority, RB(d)
Series A, 5.00%, 06/01/29	710	770,234
Series A, 5.00%, 04/01/30	525	573,304
Series A, 5.00%, 06/01/31	500	550,537
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/29	1,235	1,443,978
5.00%, 05/15/30	990	1,156,373
3.00%, 05/15/31	2,225	2,346,162
5.00%, 05/15/32	1,485	1,730,977
5.00%, 05/15/33	2,175	2,532,587
Louisiana Stadium & Exposition District, RB, 4.00%, 07/03/23	1,000	1,050,070
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/30	3,000	3,224,781
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT, 5.00%, 04/01/23(a)	2,875	3,062,467
State of Louisiana, GO, Series A, 4.00%, 05/15/23(a)	6,540	6,910,373
Terrebonne Levee & Conservation District, RB, 5.00%, 07/01/23(a)	1,925	2,074,609
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/32	4,375	4,477,721
Series A, 5.25%, 05/15/33	4,750	4,861,103
Series A, 5.25%, 05/15/35	1,500	1,596,878

		44,677,053

Maine — 0.2%
City of Portland Maine General Airport Revenue, Refunding RB
5.00%, 01/01/33	695	858,171
5.00%, 01/01/34	305	375,506
4.00%, 01/01/35	1,000	1,147,471
Maine Turnpike Authority, RB
5.00%, 07/01/29	300	381,323
5.00%, 07/01/30	275	355,546

		3,118,017

Maryland — 1.8%
Anne Arundel County Consolidated Special Taxing District, ST
4.20%, 07/01/24	430	446,836
4.90%, 07/01/30	1,315	1,395,329
City of Baltimore Maryland, Refunding RB, 5.00%, 09/01/31	1,250	1,347,805
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(d)	585	663,885
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	1,765	2,083,921
Maryland Economic Development Corp., RB, Series D, AMT, 5.00%, 03/31/30	1,325	1,568,905
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/29	2,200	2,511,190
5.00%, 07/01/31	2,400	2,810,351
5.00%, 07/01/32	500	606,881
5.00%, 07/01/33	2,585	3,033,494

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued)
5.00%, 07/01/34	$775	$938,147
Series A, 5.00%, 01/01/31	2,865	3,361,227
Series A, 5.00%, 01/01/32	3,010	3,523,997
Series A, 5.00%, 01/01/33	3,165	3,705,465
State of Maryland, GO, 1st Series, 3.00%, 03/15/34	5,000	5,529,125

		33,526,558

Massachusetts — 1.4%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/33	5,000	6,011,195
Commonwealth of Massachusetts, Refunding GO, Series A, (AMBAC), 5.50%, 08/01/30	2,500	3,333,665
Massachusetts Bay Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 07/01/32(c)	5,500	4,349,554
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,270,772
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,449,432
Series A, 5.00%, 01/01/33	1,500	1,810,863
Series A, 5.00%, 01/01/34	2,085	2,504,298
Series A, 5.00%, 01/01/35	2,000	2,394,436
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 07/01/29	2,980	3,050,501

		27,174,716

Michigan — 1.9%
City of Detroit Michigan, GO
5.00%, 04/01/26	735	843,181
5.00%, 04/01/27	580	679,835
5.00%, 04/01/28	665	794,593
5.00%, 04/01/29	665	790,230
5.00%, 04/01/30	510	602,918
5.00%, 04/01/31	735	864,879
5.00%, 04/01/32	625	732,179
5.00%, 04/01/33	830	968,444
Michigan Finance Authority, Refunding RB
5.00%, 06/01/24(a)	2,750	3,077,148
5.00%, 08/15/30	2,105	2,275,703
Michigan State Hospital Finance Authority, Refunding RB, Series C, 4.00%, 06/01/22(a)	8,195	8,375,470
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 0.55%, 04/01/25	985	983,130
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/32	2,000	2,428,332
AMT, 4.00%, 10/01/61(b)	1,730	1,921,956
Michigan Strategic Fund, Refunding RB 5.00%, 11/15/29	1,260	1,494,674
5.00%, 11/15/34	1,410	1,644,164
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,460,901
Series A, 5.00%, 07/01/32	1,430	1,698,168
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/30	800	1,052,226
State of Michigan Trunk Line Revenue Refunding RB, 5.00%, 11/15/30	1,000	1,315,283

		35,003,414

Security	Par (000)	Value

Minnesota — 0.4%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	$1,185	$1,279,389
Sartell-St Stephen Independent School District No.748, GO, CAB(c)
Series B, (SD CRED PROG), 0.00%, 02/01/30	3,915	3,232,408
Series B, (SD CRED PROG), 0.00%, 02/01/31	2,190	1,742,662
Series B, (SD CRED PROG), 0.00%, 02/01/32	1,450	1,111,844

		7,366,303

Mississippi — 1.2%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,664,542
Series A, (AGM), 5.00%, 03/01/31	1,595	1,861,756
Series A, (AGM), 5.00%, 03/01/32	2,000	2,331,714
Series A, (AGM), 5.00%, 03/01/33	1,275	1,484,701
State of Mississippi, RB, Series E, 5.00%, 10/15/33	12,225	14,106,232

		22,448,945

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 05/01/30	3,000	3,174,558
5.00%, 05/15/31	1,175	1,381,223
4.00%, 05/15/32	1,680	1,893,938
4.00%, 05/15/33	2,000	2,238,066
Series A, 4.00%, 11/15/33	2,010	2,147,044
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	970	977,505

		11,812,334

Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(b)	10,050	10,453,638

Nebraska — 0.6%
Central Plains Energy Project, RB
5.00%, 09/01/27	5,000	5,189,240
5.00%, 09/01/32	4,500	4,670,316
Elkhorn School District, GO
4.00%, 12/15/32	325	385,724
4.00%, 12/15/33	375	444,289

		10,689,569

Nevada(d) — 0.0%
State of Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/27	335	370,468
Series A, 4.50%, 12/15/29	590	646,000

		1,016,468

New Hampshire — 0.8%
New Hampshire Business Finance Authority Refunding RB, 0.42%, 10/01/33(b)	7,180	7,246,551
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	323,460
4.00%, 01/01/29	300	340,099
4.00%, 01/01/30	280	315,356
Series A, AMT, 4.00%, 11/01/27(d)	2,205	2,297,813
New Hampshire State Turnpike System, RB, Series C, 4.00%, 08/01/33	4,350	4,468,729

		14,992,008

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 14.6%
Atlantic City Board of Education, Refunding GO
(AGM), 4.00%, 04/01/30	$170	$195,468
(AGM), 4.00%, 04/01/31	175	199,322
Casino Reinvestment Development Authority, Inc., Refunding RB
5.00%, 11/01/21	2,465	2,465,560
5.00%, 11/01/22	1,890	1,966,657
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,015	1,082,047
New Jersey Economic Development Authority, RB
5.00%, 06/15/30	600	763,735
Series A, 4.00%, 06/15/29(d)	665	725,109
Series A, 4.00%, 07/01/29	350	397,344
Series A, 5.00%, 06/15/32	4,500	5,443,452
Series C, 5.00%, 06/15/32	3,600	4,361,026
Series DDD, 5.00%, 06/15/35	2,000	2,387,810
AMT, 5.00%, 01/01/28	4,705	5,135,324
Series A, AMT, 5.63%, 11/15/30	1,740	1,906,542
Series B, AMT, 5.63%, 11/15/30	1,315	1,440,864
New Jersey Economic Development Authority, Refunding RB
5.00%, 06/15/26	10,610	10,877,934
4.25%, 06/15/27	16,500	16,839,240
(AGM), 5.00%, 06/01/28	1,000	1,205,125
5.00%, 01/01/29	2,280	2,643,462
(AGM), 5.00%, 06/01/30	1,500	1,803,865
(AGM), 5.00%, 06/01/31	1,750	2,102,137
(AGM), 4.00%, 06/01/32	2,125	2,409,087
Series BBB, 5.50%, 06/15/29	10,000	12,145,170
Series MMM, 4.00%, 06/15/35	5,000	5,793,960
Sub-Series A, 4.00%, 07/01/32	9,855	10,953,832
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	5,332,575
New Jersey Educational Facilities Authority, RB, Series A, 4.00%, 09/01/30	5,860	6,383,480
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	1,500	1,773,633
5.00%, 07/01/29	4,150	4,929,865
5.00%, 07/01/30	3,500	4,152,561
Series A, 5.00%, 07/01/30	11,245	13,391,614
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	5,500	6,427,349
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,624,890
Series A, AMT, 4.00%, 12/01/32	2,390	2,607,191
Series A, AMT, 4.00%, 12/01/33	1,915	2,067,333
Series A, AMT, 4.00%, 12/01/34	955	1,062,289
Series A, AMT, 4.00%, 12/01/35	955	1,035,832
Series B, AMT, 5.00%, 12/01/23	50	54,695
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/23	215	235,188
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	11,085	12,037,113
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/27	4,225	4,887,750
Series AA, 5.25%, 06/15/28	4,500	5,199,286
Series AA, 4.00%, 06/15/30	10,815	11,065,075

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series BB, 5.00%, 06/15/30	$1,500	$1,858,944
Series C, 5.25%, 06/15/32	10,000	11,327,380
Series D, 5.00%, 06/15/32	5,000	5,625,345
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	6,600	7,722,297
Series A, 5.00%, 12/15/30	21,325	26,346,099
Newark Housing Authority Scholarship Foundation A New Jersey Non, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,728,575
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/33	500	557,677
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	20,617,402
Series A, 5.00%, 06/01/32	8,270	9,956,460
Township of Irvington New Jersey, Refunding GO
Series A, (AGM, SAW), 5.00%, 07/15/30	2,000	2,227,626
Series A, (AGM, SAW), 5.00%, 07/15/31	1,450	1,613,898

		274,093,494
New Mexico — 1.4%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	480	540,818
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD STD LNS), 3.75%, 09/01/31.	6,250	6,577,137
Series A-1, AMT, (GTD STD LNS), 3.88%, 04/01/34	2,000	2,123,022
Series A-2, AMT, (GTD STD LNS), 3.80%, 11/01/32	5,850	6,144,074
Series A-2, AMT, (GTD STD LNS), 3.80%, 09/01/33	10,000	10,483,220

		25,868,271
New York — 4.6%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(d)	645	688,527
County of Nassau New York, GO
Series A, (AGM), 5.00%, 04/01/34	4,165	5,079,613
Series A, (AGM), 5.00%, 04/01/35	4,385	5,336,006
Hempstead Town Local Development Corp., Refunding RB
5.00%, 06/01/30	200	255,444
5.00%, 06/01/31	300	389,687
5.00%, 06/01/32	100	129,639
Metropolitan Transportation Authority, Refunding RB 2nd Sub Series, (AGM), 0.83%, 11/01/32(b)	2,875	2,863,678
Sub-Series C-1, 5.00%, 11/15/34	10,000	11,827,610
Metropolitan Transportation Authority, Refunding RB, CAB(c)
Series A, 0.00%, 11/15/30	13,000	10,984,727
Series C-2, 0.00%, 11/15/32	19,315	14,530,037
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	6,130,988
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/32	5,500	6,007,502
Series A, AMT, 4.00%, 07/01/33	6,000	6,547,212
New York Transportation Development Corp., RB AMT, 4.00%, 10/01/30	8,140	9,434,333

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB (continued) AMT, 4.00%, 10/31/34	$350	$409,013
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/29	235	291,106
Series A, Class A, AMT, 5.00%, 12/01/28	350	425,926
Series A, Class A, AMT, 5.00%, 12/01/30	250	316,252
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 5.00%, 07/15/30	3,730	4,794,091

		86,441,391
North Carolina — 0.1%
North Carolina Medical Care Commission, RB
4.00%, 09/01/33	175	204,186
4.00%, 09/01/34	185	215,253
Series A, 4.00%, 10/01/27	600	692,956

		1,112,395
Ohio — 1.5%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	460	521,436
American Municipal Power, Inc., Refunding RB, Series A-2, 1.00%, 02/15/48(b)	6,000	6,070,530
County of Butler Ohio, Refunding RB
5.00%, 11/15/30	1,225	1,488,749
5.00%, 11/15/31	2,500	3,035,047
5.00%, 11/15/32	2,200	2,661,556
County of Franklin Ohio, RB
Series A, 5.25%, 07/01/28	470	470,932
Series A, 5.63%, 07/01/32	940	942,009
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	4,450	4,862,150
Ohio State University RB, 5.00%, 12/01/30	3,320	4,377,862
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,856,554
AMT, (AGM), 5.00%, 12/31/30	2,400	2,738,664

		29,025,489
Oklahoma — 0.9%
Norman Regional Hospital Authority, Refunding RB
5.00%, 09/01/27	2,100	2,482,057
5.00%, 09/01/28	2,000	2,361,350
5.00%, 09/01/29	2,150	2,535,710
5.00%, 09/01/30	5,130	6,044,099
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,782,829

		16,206,045
Oregon — 0.6%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	8,708,878
Port of Morrow, Refunding GO
Series A, 4.00%, 06/01/30	1,205	1,430,570
Series D, 4.00%, 12/01/30	880	1,050,268

		11,189,716
Pennsylvania — 17.8%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,770,888
Series A, 5.00%, 04/01/34	3,345	4,046,778

Security	Par (000)	Value

Pennsylvania (continued)
Allegheny County Hospital Development Authority, Refunding RB (continued) Series A, 5.00%, 04/01/35	$1,000	$1,205,495
Allentown City School District Refunding GOL, Series B, (BAM, SAW), 5.00%, 02/01/31	4,000	5,039,064
Allentown Neighborhood Improvement Zone Development Authority Refunding RB(f)
5.00%, 05/01/29	450	543,740
5.00%, 05/01/30	450	550,809
Allentown Neighborhood Improvement Zone Development Authority, RB(d)
5.00%, 05/01/23	335	348,512
5.00%, 05/01/28	835	1,009,638
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/27	6,750	6,911,399
Series A, 5.00%, 05/01/28	5,000	5,119,550
Series A, 5.00%, 05/01/29	3,745	3,834,520
Series A, 5.00%, 05/01/30	5,300	5,426,649
Bucks County Industrial Development Authority, RB
5.00%, 07/01/29	555	677,674
5.00%, 07/01/30	700	867,783
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	2,293,663
Series A, 5.00%, 10/01/32	1,450	1,778,624
Series A, 5.00%, 10/01/33	2,300	2,816,996
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(d)	265	290,386
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	6,491,350
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 5.00%, 08/01/30	9,235	11,167,858
(AGM), 4.00%, 08/01/32	6,000	6,818,814
Series A, 5.00%, 08/01/30	4,500	5,496,939
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(b)	4,200	4,507,436
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	6,000	7,331,880
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 4.00%, 01/01/30	7,000	8,097,845
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(a)	645	736,978
5.00%, 01/01/29	1,080	1,217,992
5.00%, 01/01/30	2,250	2,535,066
5.00%, 01/01/32	1,510	1,745,243
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,524,183
Delaware County Authority, Refunding RB
5.00%, 07/01/28	800	942,305
5.00%, 07/01/29	1,365	1,605,813
5.00%, 07/01/30	1,435	1,686,098
East Hempfield Township Industrial Development Authority, RB(a)
5.00%, 07/01/23	1,280	1,380,449
5.00%, 07/01/25	825	958,488
Geisinger Authority, Refunding RB Series A-2, 5.00%, 02/15/32	4,000	4,828,968

7

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Geisinger Authority, Refunding RB (continued) Series A-2, 5.00%, 02/15/34	$1,750	$2,106,934
Lancaster County Hospital Authority, Refunding RB, Series A, 3.00%, 08/15/30	2,535	2,744,003
Latrobe Industrial Development Authority, Refunding RB, 5.00%, 03/01/30	150	178,791
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/34	3,000	3,499,611
4.00%, 09/01/35	1,735	2,015,794
4.00%, 09/01/36	1,500	1,734,156
Series A, 5.00%, 09/01/31	1,750	2,170,593
Series A, 5.00%, 09/01/32	1,315	1,623,387
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 05/15/22(a)	2,500	2,564,498
5.00%, 01/01/30	2,000	2,145,340
Series A, 5.25%, 01/15/29	3,250	3,716,232
Northampton County General Purpose Authority, RB, Series A, 5.00%, 08/15/33	12,660	13,603,600
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	6,585,235
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/30	2,500	3,226,317
AMT, 5.00%, 12/31/29	5,000	5,930,640
AMT, 5.00%, 12/31/30	13,100	15,519,793
AMT, 5.00%, 12/31/34	16,500	19,463,301
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/31	4,500	5,369,125
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	9,438,552
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/30	425	502,829
5.00%, 05/01/31	1,275	1,506,729
4.00%, 05/01/32	3,000	3,031,005
5.00%, 05/01/32	1,750	2,065,649
5.00%, 05/01/33	3,320	3,914,114
5.00%, 05/01/35	1,000	1,176,216
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	9,000	9,524,718
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	800	1,031,384
Series B, 5.00%, 12/01/30	620	812,511
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,647,913
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,948,835
Sub-Series B-1, 5.00%, 06/01/33	4,000	4,850,804
Pennsylvania Turnpike Commission, Refunding RB
2nd Series, 5.00%, 12/01/32	1,000	1,225,107
2nd Series, 5.00%, 12/01/35	2,005	2,424,789
2nd Sub Series, 5.00%, 12/01/33	1,815	2,212,810
2nd Sub Series, 5.00%, 12/01/34	1,500	1,821,369
Sub-Series B-2, (AGM), 5.00%, 06/01/34	4,000	4,838,248
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	350	374,841

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/30	$800	$1,032,610
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	507,824
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 5.00%, 09/01/30	205	266,300
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	6,435,955
State Public School Building Authority, RB, (SAW), 5.00%, 04/01/22(a)	23,630	24,101,205
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	558,257
Series A, (GTD), 4.00%, 07/01/33	440	489,917
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	147,116
Series A, 4.00%, 11/15/28	105	119,842
Series A, 4.00%, 11/15/29	140	159,767
Series A, 4.00%, 11/15/30	190	218,182
Series A, 4.00%, 11/15/31	200	229,646
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,737,992
(BAM), 5.00%, 08/15/31	5,000	6,072,200
(BAM), 5.00%, 08/15/32	17,945	21,761,327

		333,989,786
Puerto Rico(c) — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB
Series A-1, Restructured, 0.00%, 07/01/29	14,055	12,263,943
Series A-1, Restructured, 0.00%, 07/01/31	38,523	30,842,438
Series A-1, Restructured, 0.00%, 07/01/33	43,149	31,927,240
Series B-1, Restructured, 0.00%, 07/01/31	5,755	4,622,687
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,774,682

		84,430,990
Rhode Island — 1.2%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	1,500	1,742,505
Rhode Island Housing and Mortgage Finance Corp., RB, S/F Housing, Series 68-B, 3.00%, 10/01/31	8,365	8,674,781
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	3,107,327
Series A, 5.00%, 06/01/29	4,500	5,079,920
Series A, 5.00%, 06/01/30	4,215	4,753,546

		23,358,079
South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	12,061,030
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,641,422

		15,702,452
Tennessee — 0.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	2,318,930

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/31	$6,210	$6,944,823
Memphis-Shelby County Industrial Development Board, Refunding TA, Series A, 4.75%, 07/01/27	480	470,352
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/31	1,300	1,526,742

		11,260,847
Texas — 12.6%
Arlington Higher Education Finance Corp., RB, 4.00%, 06/15/31	3,260	3,366,820
Central Texas Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 07/01/25(a)	4,275	4,964,502
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/32	12,500	13,990,687
Series C, 5.00%, 08/15/33	14,000	15,658,202
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30	900	1,183,076
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	8,622,635
Sub-Series A, AMT, 5.00%, 07/01/30	1,200	1,537,774
City of Houston Texas Combined Utility System Revenue, Refunding RB
Series B, 1st Lien, 5.25%, 11/15/33	4,000	4,854,240
Series B, 1st Lien, 5.00%, 11/15/34	7,315	8,759,822
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/33	1,650	1,805,039
Clifton Higher Education Finance Corp., Refunding RB
Series A, 3.10%, 12/01/22	325	329,516
Series A, (PSF), 4.00%, 08/15/31	1,250	1,431,531
Series A, 3.95%, 12/01/32	1,800	1,858,793
Series A, (PSF), 4.00%, 08/15/33	1,200	1,366,348
County of Harris Texas, Refunding RB, Series C, Senior Lien, 4.00%, 08/15/33	12,325	12,659,094
County of Nueces Texas, Refunding GO
4.00%, 02/15/33	1,165	1,377,778
4.00%, 02/15/35	725	853,002
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	5,000	6,429,330
DeSoto Independent School District Refunding GO, (PSF), 5.00%, 08/15/30	4,030	5,148,184
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 5.75%, 01/01/28	500	526,804
Series B, 6.38%, 01/01/33	460	487,414
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	1,150	1,217,926
Series A, 5.00%, 01/01/33	1,090	1,137,628
Series A, 5.00%, 06/01/33	3,000	3,172,908
Leander Independent School District, Refunding GO, CAB(c)
Series D, (PSF), 0.00%, 08/15/31	1,200	840,241
Series D, (PSF), 0.00%, 08/15/32	2,000	1,366,478
Series D, (PSF), 0.00%, 08/15/33	4,485	2,912,151

Security	Par (000)	Value

Texas (continued)
Matagorda County Navigation District No.1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	$26,120	$31,211,101
Series B-2, 4.00%, 06/01/30	12,995	13,589,989
Series B, AMT, (AMBAC), 4.55%, 05/01/30	10,000	12,065,380
Midland County Fresh Water Supply District No.1, RB, CAB(c)
Series A, 0.00%, 09/15/31	6,235	4,641,091
Series A, 0.00%, 09/15/32	15,135	10,705,848
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(d)	3,805	3,998,865
New Hope Cultural Education Facilities Finance Corp., RB(d)
Series A, 3.63%, 08/15/22	100	99,999
Series A, 4.25%, 08/15/27	450	449,406
Series A, 4.00%, 08/15/29	335	379,692
Red River Health Facilities Development Corp., RB
4.70%, 01/01/22(e)	140	141,019
5.50%, 01/01/32	1,000	1,005,934
Socorro Independent School District, Refunding GO, Series B, ( PSF), 4.00%, 08/15/34	3,000	3,455,727
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 05/15/23(a)	20,920	22,103,046
Series B, 5.00%, 07/01/35	6,000	7,380,744
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/29	1,000	1,118,036
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/30	10,935	13,900,266
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,890,514
Texas Transportation Commission State Highway Fund, Refunding RB, 5.00%, 10/01/22	1,000	1,043,700

		237,038,280
Utah — 0.3%
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	5,000	5,659,820

Virginia — 0.6%
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	502,128
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/23(a)	2,000	2,194,682
Hanover County Economic Development Authority, Refunding RB
Series A, 4.50%, 07/01/30	3,000	3,048,459
Series A, 4.50%, 07/01/32	1,100	1,116,865
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 5.00%, 07/01/34	3,940	3,967,194

		10,829,328
Washington — 2.1%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB(a)
Series A, 5.00%, 09/01/22	1,000	1,039,714
Series A, 5.25%, 09/01/22	655	682,371
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	8,019,157
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	7,177,644
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	9,485	11,564,122

9

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	$4,990	$5,734,538
Washington State Housing Finance Commission, Refunding RB
5.00%, 07/01/28	1,000	1,070,651
5.00%, 07/01/33	1,100	1,175,944
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	1,000	1,157,642
Series A, 5.00%, 01/01/32	1,140	1,318,429

		38,940,212
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,368,279
Series A, 5.00%, 06/01/33	1,100	1,332,033

		3,700,312
Wisconsin — 2.4%
Public Finance Authority, RB
4.00%, 06/15/30(d)	1,520	1,607,886
5.00%, 01/01/31(d)	650	714,509
5.00%, 06/15/31(d)	720	800,867
4.00%, 10/01/41(b)	7,000	8,458,702
Series A, 4.00%, 07/15/29(d)	645	702,315
Series A, 4.00%, 03/01/30(d)	1,305	1,395,768
Series A, 3.75%, 06/01/30(d)	345	363,204
Public Finance Authority, Refunding RB
3.00%, 12/01/26	250	269,615
4.00%, 09/01/29(d)	400	414,138
AMT, 2.63%, 11/01/25	3,000	3,194,127
Series B, AMT, 5.25%, 07/01/28	2,250	2,316,022
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 10/01/32	4,520	4,664,654
5.00%, 04/01/35	2,500	3,099,505
Series C-4, 0.69%, 08/15/54(b)	8,200	8,402,614
Wisconsin Housing & Economic Development Authority, RB, S/F Housing, Series D, (FNMA), 3.00%, 09/01/32	9,000	9,301,401

		45,705,327

Total Municipal Bonds — 128.1% (Cost: $2,228,411,600)		2,406,228,586

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado(i) — 4.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.25%, 11/15/29(a)	33,820	35,208,748
Series A, AMT, 4.25%, 11/15/30(a)	35,210	36,655,826

Security	Par (000)	Value

Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB (continued)
Series A, AMT, 4.25%, 11/15/31	$8,085	$8,416,994
Series A, AMT, 4.25%, 11/15/32	2,230	2,321,570

		82,603,138
Florida(i) — 5.2%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29	17,200	17,768,652
Series Q-1, 4.00%, 10/01/30	18,095	18,693,244
Series Q-1, 4.00%, 10/01/31	18,820	19,442,213
Series Q-1, 4.00%, 10/01/32	19,575	20,222,174
Series Q-1, 4.00%, 10/01/33	20,355	21,027,962

		97,154,245

Iowa(a) — 2.3%
State of Iowa Board of Regents, RB
4.00%, 09/01/28	3,375	3,478,856
4.00%, 09/01/29	6,525	6,725,787
4.00%, 09/01/30	6,325	6,519,633
4.00%, 09/01/31	8,650	8,916,178
4.00%, 09/01/32	7,750	7,988,483
4.00%, 09/01/33	9,375	9,663,488

		43,292,425
Nevada — 1.1%
County of Clark Nevada, Refunding GO, Series B, 4.00%, 11/01/34	17,710	20,058,476

New Jersey — 1.9%
State of New Jersey, GO, Series A, 4.00%, 06/01/30	30,000	35,923,300

Pennsylvania — 2.5%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/01/32(i)	20,000	24,686,230
County of Lehigh Pennsylvania, Refunding RB, 4.00%, 07/01/33	22,285	22,810,650

		47,496,880
Texas(i) — 4.4%
San Antonio Public Facilities Corp., Refunding RB
4.00%, 09/15/30	15,000	15,468,862
4.00%, 09/15/31	19,475	20,083,740
4.00%, 09/15/32	18,075	18,639,979
4.00%, 09/15/33	11,000	11,343,832

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB (continued)
4.00%, 09/15/34	$11,885	$12,256,495
4.00%, 09/15/35	4,500	4,640,659

		82,433,567

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.8% (Cost: $394,099,034)		408,962,031

Total Long-Term Investments — 149.9% (Cost: $2,622,510,634)		2,815,190,617

	Shares

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	21,701,377	21,703,547

Total Short-Term Securities — 1.2% (Cost: $21,700,214)		21,703,547

Total Investments — 151.1% (Cost: $2,644,210,848)		2,836,894,164

Other Assets Less Liabilities — 1.2%		23,822,603

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.4)%		(233,260,441)

RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.9)%		(749,713,156)

Net Assets Applicable to Common Shares — 100.0%		$1,877,743,170

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between March 15, 2022 to March 1, 2026, is $171,383,041.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$50,951,950	$—	$(29,245,369	)(a)	$2,060	$(5,094)	$21,703,547	21,701,377	$567	$—

(a) Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

11

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$2,406,228,586	$—	$2,406,228,586
Municipal Bonds Transferred to Tender Option Bond Trusts	—	408,962,031	—	408,962,031
Short-Term Securities
Money Market Funds	21,703,547	—	—	21,703,547

	$21,703,547	$2,815,190,617	$—	$2,836,894,164

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(233,219,979)	$—	$(233,219,979)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)

	$—	$(983,219,979)	$—	$(983,219,979)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

Portfolio Abbreviation (continued)

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12